ACCOUNTS RECEIVABLE TRADE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE TRADE, NET
ACCOUNTS RECEIVABLE TRADE, NET

4. ACCOUNTS RECEIVABLE TRADE, NET

	At December 31,
	2021	2022
Accounts receivable trade
– from EPC services	$2,640,710	$2,429,593
– from solar power project assets	22,995,822	8,607,742
– from electricity generation (1)	10,848,278	12,669,890
Total accounts receivable trade	36,484,810	23,707,225
Less: allowance for credit losses	(2,135,885)	(2,036,773)
Accounts receivable trade, net	$34,348,925	$21,670,452
(1)	Accounts receivable from electricity generation were mainly due from China’s state grid companies. The amounts included the portion of feed-in tariff(s) (FIT) for the electricity sold to the state grid companies in the PRC in which the relevant on-grid solar power stations are still pending for registration to the Renewable Energy Subsidy Catalog, which the Company has submitted the application for its solar power stations started operation before July 2017 to be registered on the Catalog. The Company expects that a certain part of the FIT receivables will be recovered after twelve months from the reporting date, which are discounted at an effective interest rate. As of December 31, 2022, there are $10,204,802 of FIT receivables classified as current and $20,187,213 classified as non-current, which is included in the other non-current assets on the consolidated balance sheets.

ACCOUNTS RECEIVABLE UNBILLED, NET

	At December 31,
	2021	2022
Accounts receivable unbilled
–from solar power project assets	$11,473,590	$18,151,798
–from EPC services	—	26,442,031
Total accounts receivable unbilled	11,473,590	44,593,829
Less: allowance for credit losses	—	(711,788)
Accounts receivable unbilled, net	$11,473,590	$43,882,041

During the year ended December 31, 2022, the Company contract assets classified as “Accounts receivable unbilled” are primary due to billing of certain project sales and EPC services where the Company has the right to consideration in exchange of the project sales transferred and EPC services performed.

ALLOWANCE FOR CREDIT LOSSES

The Company establishes an allowance for expected credit losses based on historically observed default rates over the expected life of the receivable balance and are adjusted for forward-looking information available without undue cost of effort. The Company’s management regularly reviews the allowance for credit losses to ensure relevant information about specific debtors is updated.

The following table shows the movement in lifetime expected credit losses that has been recognized for trade receivable under the simplified approach.

	At December 31,
	2021	2022

At beginning of year	$2,427,577	$2,135,885
Allowance for credit losses	90,345	612,676
Written off	(382,037)	—
At end of year	$2,135,885	$2,748,561

CONCENTRATION OF CREDIT RISK AND MAJOR CUSTOMERS

As of December 31, 2021, receivables from a solar power customer amounted to $19,153,699 (56%), which was greater than 10% of the account balance. As of December 31, 2022, receivables from a solar power customer amounted to $30,364,453, including billed receivable of $3,922,422 and unbilled receivable of $26,442,031 which accounts for 44% of the Company’s total receivables, excluding FIT receivables in the other non-current assets, which are due from government.

For the years ended December 31, 2020, 2021 and 2022, a solar power customer accounted for 48%, 28% and 41% of the Company’s total net revenues, respectively.